Intangible Assets (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets (Textual)
Useful life of patent	8 years		8 years
Amortization of intangible assets	$ 51,546	$ 29,685	$ 174,735	$ 21,539